Reserves (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Balance at beginning of year	$ 5,403,227	$ 4,190,255	$ 3,307,722
Arising on share-based payments	18,214	14,210	18,329
Exercise of stock options	17,105	17,610	8,743
Exchange differences arising on translating the foreign operations	23,213	(19,031)	(8,185)
Change in value of available-for-sale financial assets during this year	(2,381)	807	452
Recognition of equity component of convertible bonds		52,935
Conversion options of convertible bonds exercised during the year	399,099	10,244
Actuarial gains or losses on defined benefit plans	(436)	1,520
Gain (loss) recognized during this year	35,143	(34,627)
Change in share of other comprehensive income of joint ventures accounted for using the equity method	17,646
Balance at end of year	6,721,335	5,403,227	4,190,255
Equity-settled employee benefits reserve
Balance at beginning of year	65,703	70,459	64,540
Arising on share-based payments	17,495	13,838	18,088
Exercise of stock options	(18,220)	(18,594)	(12,169)
Balance at end of year	64,978	65,703	70,459
Foreign currency translation reserve
Balance at beginning of year	(22,087)	(3,956)	4,229
Exchange differences arising on translating the foreign operations	21,590	(18,131)	(8,185)
Balance at end of year	(497)	(22,087)	(3,956)
Change in value of available-for-sale financial assets
Balance at beginning of year	1,245	447
Change in value of available-for-sale financial assets during this year	(2,356)	798	447
Balance at end of year	(1,111)	1,245	447
Convertible bonds equity reserve
Balance at beginning of year	81,678	29,564	29,564
Recognition of equity component of convertible bonds		52,935
Conversion options of convertible bonds exercised during the year	(29,625)	(821)
Balance at end of year	52,053	81,678	$ 29,564
Defined benefit plan reserve
Balance at beginning of year	1,520
Actuarial gains or losses on defined benefit plans	(436)	1,520
Balance at end of year	1,084	1,520
Cash flow hedges
Balance at beginning of year	(34,627)
Gain (loss) recognized during this year	35,143	(34,627)
Balance at end of year	516	$ (34,627)
Share of other comprehensive income of joint ventures accounted for using equity method
Change in share of other comprehensive income of joint ventures accounted for using the equity method	17,646
Balance at end of year	$ 17,646